UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/15

The following Form N-Q relates only to Dreyfus High Yield Fund and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Fund
September 30, 2015 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--93.1%		Rate (%)	Date	Amount ($) [a]		Value ($)
Aerospace & Defense--1.0%
Bombardier,
Sr. Unscd. Notes		7.50	3/15/25	2,285,000	b,c	1,725,175
Bombardier,
Sr. Unscd. Notes		7.75	3/15/20	1,310,000	c	1,126,600
CPI International,
Gtd. Notes		8.75	2/15/18	2,955,000	d	2,962,387
TransDigm,
Gtd. Notes		6.00	7/15/22	1,760,000		1,650,000
TransDigm,
Gtd. Notes		6.50	7/15/24	3,550,000		3,354,218
						10,818,380
Automotive--1.9%
Gates Global,
Gtd. Notes	EUR	5.75	7/15/22	1,700,000		1,534,014
Gates Global,
Gtd. Notes		6.00	7/15/22	6,250,000	c	5,062,500
MPG Holding Company,
Gtd. Notes		7.38	10/15/22	5,570,000	b	5,820,650
Omega US Sub,
Sr. Unscd. Notes		8.75	7/15/23	3,690,000	c	3,274,875
Schaeffler Holding Finance,
Sr. Scd. Notes		6.75	11/15/22	3,950,000	c	4,266,000
Schaeffler Holding Finance,
Sr. Scd. Notes		6.88	8/15/18	1,315,000	c	1,359,381
						21,317,420
Banking--3.0%
Ally Financial,
Gtd. Notes		4.75	9/10/18	2,885,000	b	2,946,306
Ally Financial,
Gtd. Notes		7.50	9/15/20	2,685,000		3,054,187
Ally Financial,
Gtd. Notes		8.00	11/1/31	1,190,000		1,383,006
Barclays,
Jr. Sub. Bonds	EUR	6.50	12/29/49	5,610,000	d	6,155,216
Lloyds Banking Group,
Jr. Sub. Bonds		7.50	4/30/49	7,291,000	d	7,461,609
Royal Bank of Scotland Group,
Sub. Bonds		6.13	12/15/22	3,660,000		3,966,675
Royal Bank of Scotland Group,
Jr. Sub. Bonds		8.00	12/29/49	8,610,000	b,d	8,696,100
						33,663,099
Building Materials--2.4%
Allegion US Holding,
Gtd. Notes		5.75	10/1/21	4,690,000		4,830,700
Allegion,
Gtd. Notes		5.88	9/15/23	1,600,000		1,644,000
American Builders & Contractors
Supply, Sr. Unscd. Notes		5.63	4/15/21	3,490,000	c	3,437,650
Beacon Roofing Supply,
Gtd. Notes		6.38	10/1/23	2,430,000	c	2,448,225
Building Materials Corp of
America, Sr. Unscd. Notes		6.00	10/15/25	2,345,000	c	2,380,175
Gibraltar Industries,
Gtd. Notes		6.25	2/1/21	3,240,000	d	3,304,800

Nortek,
Gtd. Notes	8.50	4/15/21	2,000,000	b	2,110,000
Ply Gem Industries,
Gtd. Notes	6.50	2/1/22	1,500,000		1,417,500
RSI Home Products,
Scd. Notes	6.50	3/15/23	4,670,000	c	4,693,350
					26,266,400
Cable-Satellite--6.3%
Altice Financing,
Sr. Scd. Notes	6.63	2/15/23	6,665,000	c	6,427,559
Altice Finco,
Gtd. Notes	7.63	2/15/25	3,745,000	c	3,501,575
CCO Holdings,
Gtd. Notes	5.38	5/1/25	2,015,000	b,c	1,841,206
CCO Holdings,
Gtd. Notes	5.75	9/1/23	2,350,000		2,258,937
CCO Holdings,
Gtd. Notes	6.63	1/31/22	3,735,000	b	3,772,350
Cequel Communications Holdings I,
Sr. Unscd. Notes	6.38	9/15/20	2,490,000	c	2,353,050
DISH DBS,
Gtd. Notes	5.88	7/15/22	3,650,000		3,239,375
DISH DBS,
Gtd. Notes	5.88	11/15/24	1,919,000		1,634,748
DISH DBS,
Gtd. Notes	6.75	6/1/21	4,740,000	b	4,577,039
Hughes Satellite Systems,
Gtd. Notes	7.63	6/15/21	5,745,000		6,175,875
Intelsat Jackson Holdings,
Gtd. Bonds	6.63	12/15/22	2,630,000	b	2,064,550
Intelsat Jackson Holdings,
Gtd. Notes	7.25	10/15/20	5,875,000		5,412,344
Intelsat Luxembourg,
Gtd. Bonds	7.75	6/1/21	9,590,000		6,365,363
Midcontinent Communications &
Finance, Gtd. Notes	6.88	8/15/23	3,490,000	c	3,485,638
Neptune Finco,
Gtd. Notes	6.63	10/15/25	1,160,000	c	1,168,700
Neptune Finco,
Sr. Unscd. Notes	10.13	1/15/23	815,000	c	826,206
RCN Telecom Services,
Sr. Unscd. Notes	8.50	8/15/20	5,920,000	c	6,134,600
Unitymedia,
Sr. Scd. Notes	6.13	1/15/25	1,600,000	c	1,584,000
Virgin Media Finance,
Gtd. Notes	5.75	1/15/25	1,440,000	c	1,357,200
Virgin Media Finance,
Gtd. Notes	6.00	10/15/24	1,330,000	c	1,285,113
Virgin Media Finance,
Gtd. Notes	6.38	4/15/23	2,815,000	c	2,811,481
Wave Holdco,
Sr. Unscd. Notes	8.25	7/15/19	1,995,000	c	1,955,100
					70,232,009
Chemicals--3.3%
Consolidated Energy Finance,
Gtd. Notes	6.75	10/15/19	3,211,000	c	3,050,450
Eco Services Operations,
Sr. Unscd. Notes	8.50	11/1/22	2,310,000	c	2,067,450
Hexion,
Sr. Scd. Notes	6.63	4/15/20	3,445,000		2,945,475
Hexion,

Sr. Scd. Notes		8.88	2/1/18	3,360,000		2,704,800
Hexion,
Scd. Notes		9.00	11/15/20	1,570,000		949,850
INEOS Group Holdings,
Scd. Notes		5.88	2/15/19	10,780,000	b,c	10,065,825
Pinnacle Operating,
Scd. Notes		9.00	11/15/20	3,420,000	c	3,325,950
Trinseo Materials Operating SCA,
Sr. Unscd. Notes	EUR	6.38	5/1/22	2,590,000	c	2,788,534
Trinseo Materials Operating SCA,
Sr. Unscd. Notes		6.75	5/1/22	2,860,000	c	2,752,750
Tronox Finance,
Gtd. Notes		6.38	8/15/20	4,455,000		2,851,200
Univar,
Gtd. Notes		6.75	7/15/23	3,690,000	b,c	3,431,700
						36,933,984
Construction Machinery--1.7%
Ahern Rentals,
Scd. Notes		7.38	5/15/23	6,150,000	c	5,381,250
Ashtead Capital,
Scd. Notes		6.50	7/15/22	4,457,000	c	4,679,850
H&E Equipment Services,
Gtd. Notes		7.00	9/1/22	4,245,000	b	4,138,875
Jurassic Holdings III,
Scd. Notes		6.88	2/15/21	7,465,000	c	5,281,488
						19,481,463
Consumer Cyclical Services--1.6%
Interval Acquisition,
Gtd. Notes		5.63	4/15/23	3,940,000	c	3,900,600
Reliance Intermediate,
Sr. Scd. Notes		6.50	4/1/23	4,819,000	c	4,843,095
Tempur Sealy International,
Gtd. Notes		5.63	10/15/23	2,610,000	c	2,632,838
West,
Gtd. Notes		5.38	7/15/22	6,905,000	c	6,404,388
						17,780,921
Consumer Products--.5%
Energizer Spinco,
Gtd. Notes		5.50	6/15/25	2,935,000	c	2,865,294
Spectrum Brands,
Gtd. Notes		5.75	7/15/25	2,435,000	c	2,495,875
						5,361,169
Diversified Manufacturing--1.0%
Accudyne Industries,
Gtd. Notes		7.75	12/15/20	3,510,000	b,c	3,062,475
ATS Automation Tooling Systems,
Sr. Unscd. Notes		6.50	6/15/23	2,200,000	c	2,211,000
Gardner Denver,
Sr. Unscd. Notes		6.88	8/15/21	3,505,000	b,c	3,119,450
Griffon,
Gtd. Notes		5.25	3/1/22	3,170,000		3,027,350
						11,420,275
Electric--4.3%
AES,
Sr. Unscd. Notes		7.38	7/1/21	5,420,000		5,650,350
Calpine,
Sr. Unscd. Notes		5.38	1/15/23	3,400,000		3,187,500
Calpine,
Sr. Unscd. Notes		5.75	1/15/25	2,500,000		2,346,875
Calpine,
Sr. Scd. Notes		6.00	1/15/22	3,635,500	c	3,785,464

Calpine,
Sr. Scd. Notes		7.88	1/15/23	3,000	c	3,217
Dynegy,
Gtd. Notes		6.75	11/1/19	1,700,000		1,712,750
Dynegy,
Gtd. Notes		7.38	11/1/22	3,320,000		3,365,650
Dynegy,
Gtd. Notes		7.63	11/1/24	4,230,000		4,293,450
NRG Energy,
Gtd. Notes		6.25	7/15/22	5,545,000		5,073,675
NRG Energy,
Gtd. Notes		6.63	3/15/23	3,250,000		3,006,250
NRG Energy,
Gtd. Notes		7.88	5/15/21	4,090,000		4,166,688
Talen Energy Supply,
Sr. Unscd. Notes		6.50	6/1/25	6,965,000	b,c	5,998,606
TerraForm Power Operating,
Gtd. Notes		6.13	6/15/25	1,645,000	b,c	1,427,038
Viridian Group FundCo II,
Sr. Scd. Notes	EUR	7.50	3/1/20	3,185,000		3,487,047
						47,504,560
Energy--9.3%
Antero Resources,
Gtd. Notes		5.13	12/1/22	5,510,000		4,766,150
Antero Resources,
Gtd. Notes		5.63	6/1/23	1,160,000	c	1,023,700
Bonanza Creek Energy,
Gtd. Notes		6.75	4/15/21	7,673,000		5,390,282
Carrizo Oil & Gas,
Gtd. Notes		6.25	4/15/23	725,000		634,882
Carrizo Oil & Gas,
Gtd. Notes		7.50	9/15/20	6,395,000		6,011,300
Chesapeake Energy,
Gtd. Notes		5.75	3/15/23	3,300,000	b	2,168,717
Chesapeake Energy,
Gtd. Notes		6.13	2/15/21	2,490,000		1,747,669
Chesapeake Energy,
Gtd. Notes		6.63	8/15/20	4,790,000	b	3,583,495
Crestwood Midstream Partners,
Gtd. Bonds		6.13	3/1/22	5,290,000		4,606,003
Crestwood Midstream Partners,
Gtd. Notes		6.25	4/1/23	1,480,000	c	1,265,400
Diamondback Energy,
Gtd. Notes		7.63	10/1/21	4,741,000	b	5,001,755
Eclipse Resources,
Gtd. Notes		8.88	7/15/23	3,685,000	c	2,984,850
Ferrellgas Partners,
Sr. Unscd. Notes		8.63	6/15/20	1,585,000		1,592,925
Ferrellgas,
Sr. Unscd. Notes		6.75	1/15/22	6,686,000		6,251,410
Forum Energy Technologies,
Gtd. Notes		6.25	10/1/21	5,395,000		4,558,775
Genesis Energy,
Gtd. Bonds		5.63	6/15/24	3,370,000		2,915,050
Genesis Energy,
Gtd. Notes		5.75	2/15/21	3,540,000		3,239,100
Genesis Energy,
Gtd. Notes		6.75	8/1/22	350,000		330,225
Halcon Resources,
Scd. Notes		8.63	2/1/20	1,330,000	b,c	1,110,550
Halcon Resources,

Gtd. Notes		9.75	7/15/20	705,000	b	243,225
Jones Energy Holdings,
Gtd. Notes		6.75	4/1/22	6,232,000		4,981,736
Laredo Petroleum,
Gtd. Notes		5.63	1/15/22	3,400,000		3,060,000
Matador Resources,
Gtd. Notes		6.88	4/15/23	3,675,000	b,c	3,546,375
Noble Energy,
Gtd. Notes		5.63	5/1/21	4,209,000		4,239,267
Northern Oil and Gas,
Sr. Unscd. Notes		8.00	6/1/20	1,385,000		1,037,019
Northern Oil and Gas,
Sr. Unscd. Notes		8.00	6/1/20	5,890,000	b	4,410,138
Rose Rock Midstream,
Gtd. Notes		5.63	7/15/22	5,160,000		4,566,600
Rose Rock Midstream,
Gtd. Notes		5.63	11/15/23	2,565,000	c	2,244,375
RSP Permian,
Gtd. Notes		6.63	10/1/22	1,640,000	c	1,582,600
RSP Permian,
Gtd. Notes		6.63	10/1/22	3,707,000		3,577,255
Sanchez Energy,
Gtd. Notes		6.13	1/15/23	680,000	b	459,000
Sanchez Energy,
Gtd. Notes		7.75	6/15/21	5,350,000	b	3,985,750
Unit,
Gtd. Notes		6.63	5/15/21	7,700,000		6,352,500
						103,468,078
Environmental--.8%
ADS Waste Holdings,
Gtd. Notes		8.25	10/1/20	7,050,000		7,067,625
Clean Harbors,
Gtd. Notes		5.25	8/1/20	1,810,000		1,837,150
						8,904,775
Finance Companies--7.8%
AerCap Ireland Capital,
Gtd. Bonds		4.63	7/1/22	950,000		948,812
Aircastle,
Sr. Unscd. Notes		5.50	2/15/22	2,350,000		2,379,375
American Capital,
Sr. Unscd. Notes		6.50	9/15/18	4,265,000	c	4,412,782
Cabot Financial,
Sr. Scd. Notes	GBP	10.38	10/1/19	2,250,000		3,670,405
CIT Group,
Sr. Unscd. Notes		5.00	8/15/22	3,665,000	b	3,669,581
CIT Group,
Sr. Unscd. Notes		5.50	2/15/19	2,000,000	c	2,080,000
CNO Financial Group,
Sr. Unscd. Notes		5.25	5/30/25	2,425,000		2,470,469
Corrections Corporation of
America, Gtd. Notes		5.00	10/15/22	3,025,000		3,047,687
Hub Holdings,
Sr. Unscd. Notes		8.13	7/15/19	7,755,000	c	7,522,350
HUB International,
Sr. Unscd. Notes		7.88	10/1/21	4,755,000	c	4,552,913
Icahn Enterprises,
Gtd. Notes		5.88	2/1/22	3,150,000	b	3,181,500
International Lease Finance,
Sr. Unscd. Notes		8.25	12/15/20	7,840,000		9,192,400
International Lease Finance,
Sr. Unscd. Notes		8.63	1/15/22	2,395,000		2,894,956

KCG Holdings,
Sr. Scd. Notes		6.88	3/15/20	3,750,000	c	3,478,125
Ladder Capital Finance Holdings,
Sr. Unscd. Notes		7.38	10/1/17	5,385,000		5,438,850
Navient,
Sr. Unscd. Notes		8.00	3/25/20	4,100,000		3,936,000
Provident Funding Associates,
Gtd. Notes		6.75	6/15/21	5,340,000	c	5,086,350
Quicken Loans,
Gdt. Notes		5.75	5/1/25	8,045,000	b,c	7,582,413
USI,
Sr. Unscd. Notes		7.75	1/15/21	7,865,000	c	7,727,363
York Risk Services Holding,
Gtd. Notes		8.50	10/1/22	4,630,000	c	3,952,863
						87,225,194
Food & Beverages--1.6%
Acosta,
Sr. Unscd. Notes		7.75	10/1/22	7,075,000	c	6,712,406
JBS,
Sr. Unscd. Notes		5.75	6/15/25	2,895,000	c	2,677,875
Post Holdings,
Gtd. Notes		7.38	2/15/22	5,230,000		5,328,063
Post Holdings,
Gtd. Notes		8.00	7/15/25	2,485,000	b,c	2,565,763
						17,284,107
Gaming--3.1%
Boyd Gaming,
Gtd. Notes		6.88	5/15/23	4,880,000		4,977,600
GLP Capital,
Gtd. Notes		5.38	11/1/23	1,884,000		1,921,680
International Game Technology,
Sr. Scd. Notes		6.25	2/15/22	6,070,000	c	5,675,450
MGM Resorts International,
Gtd. Notes		6.00	3/15/23	1,813,000	b	1,765,409
MGM Resorts International,
Gtd. Notes		7.75	3/15/22	4,377,000	b	4,677,919
Penn National Gaming,
Sr. Unscd. Notes		5.88	11/1/21	5,495,000	b	5,570,556
Scientific Games International,
Gtd. Notes		10.00	12/1/22	11,830,000		10,380,825
						34,969,439
Health Care--5.4%
Auris Luxembourg II,
Sr. Unscd. Bonds	EUR	8.00	1/15/23	1,500,000		1,808,019
CHS/Community Health Systems,
Gtd. Notes		6.88	2/1/22	5,000,000		5,118,550
ConvaTec Finance International,
Sr. Unscd. Notes		8.25	1/15/19	7,710,000	c	7,603,987
DaVita Healthcare Partners,
Gtd. Notes		5.00	5/1/25	3,215,000		3,094,437
HCA Holdings,
Sr. Unscd. Notes		6.25	2/15/21	3,200,000		3,416,000
HCA,
Sr. Scd. Notes		5.00	3/15/24	3,400,000		3,417,000
HCA,
Gtd. Notes		5.38	2/1/25	1,920,000		1,905,600
HCA,
Gtd. Notes		7.50	2/15/22	6,310,000		7,146,075
Kindred Healthcare,
Gtd. Notes		6.38	4/15/22	4,345,000		4,328,706
Kindred Healthcare,

Gtd. Notes		8.75	1/15/23	3,880,000	c	4,219,500
Surgical Care Affiliates,
Gtd. Notes		6.00	4/1/23	3,945,000	c	3,925,275
Tenet Healthcare,
Sr. Unscd. Notes		6.75	6/15/23	4,615,000		4,603,463
Tenet Healthcare,
Sr. Unscd. Notes		8.13	4/1/22	9,085,000		9,679,159
						60,265,771
Home Construction--3.0%
Ashton Woods USA/Finance,
Sr. Unscd. Notes		6.88	2/15/21	5,893,000	c	5,451,025
Brookfield Residential Properties,
Gtd. Notes		6.50	12/15/20	5,435,000	c	5,394,237
Shea Homes,
Gtd. Notes		5.88	4/1/23	2,184,000	c	2,244,060
Shea Homes,
Gtd. Notes		6.13	4/1/25	1,560,000	c	1,602,900
Taylor Morrison Communities,
Gtd. Notes		5.63	3/1/24	2,600,000	c	2,509,000
Taylor Morrison Communities,
Gtd. Notes		5.88	4/15/23	5,780,000	c	5,808,900
TRI Pointe Holdings,
Sr. Unscd. Notes		5.88	6/15/24	1,160,000		1,142,600
Weekley Homes,
Sr. Unscd. Notes		6.00	2/1/23	4,122,000		3,843,765
William Lyon Homes,
Gtd. Notes		8.50	11/15/20	5,290,000	b	5,699,975
						33,696,462
Industrial Services--2.9%
AECOM,
Gtd. Notes		5.75	10/15/22	3,172,000	c	3,197,788
Algeco Scotsman Global Finance,
Sr. Scd. Notes		8.50	10/15/18	3,570,000	c	3,142,314
Algeco Scotsman Global Finance,
Sr. Scd. Notes	EUR	9.00	10/15/18	360,000		357,228
Algeco Scotsman Global Finance,
Gtd. Notes		10.75	10/15/19	1,120,000	b,c	599,200
Galapagos Holding,
Sr. Scd. Notes	EUR	7.00	6/15/22	5,750,000	c	5,799,023
Hillman Group,
Sr. Unscd. Notes		6.38	7/15/22	5,100,000	c	4,717,500
Hill-Rom Holdings,
Sr. Unscd. Notes		5.75	9/1/23	3,910,000	c	3,939,325
StoneMor Partners,
Gtd. Notes		7.88	6/1/21	2,645,000		2,730,963
TMF Group Holding,
Gtd. Notes	EUR	9.88	12/1/19	2,665,000		3,186,339
Zachry Holdings,
Sr. Unscd. Notes		7.50	2/1/20	4,655,000	c	4,620,088
						32,289,768
Media/Entertainment--3.7%
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B		6.50	11/15/22	4,265,000		4,296,987
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. A		7.63	3/15/20	625,000		625,781
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B		7.63	3/15/20	2,460,000		2,475,375
Gray Television,
Gtd. Notes		7.50	10/1/20	6,290,000		6,470,837
iHeartCommunications,
Sr. Scd. Notes		9.00	12/15/19	3,935,000		3,398,856

Nexstar Broadcasting,
Gtd. Notes		6.88	11/15/20	5,200,000		5,375,500
Sinclair Television Group,
Gtd. Notes		5.63	8/1/24	4,740,000	c	4,325,250
Sinclair Television Group,
Gtd. Notes		6.38	11/1/21	2,105,000		2,126,050
Townsquare Media,
Sr. Notes		6.50	4/1/23	3,869,000	c	3,457,919
Tribune Media,
Gtd. Notes		5.88	7/15/22	4,725,000	c	4,595,063
United Group,
Sr. Scd. Notes, Ser. aPR	EUR	7.88	11/15/20	1,645,000	c	1,907,063
Univision Communications,
Sr. Scd. Notes		5.13	2/15/25	2,165,000	c	2,035,100
						41,089,781
Metals & Mining--1.1%
ArcelorMittal,
Sr. Unscd. Bonds		10.60	6/1/19	3,767,000	d	4,082,486
Consol Energy,
Gtd. Notes		5.88	4/15/22	4,015,000		2,720,162
Global Brass & Copper,
Sr. Scd. Notes		9.50	6/1/19	2,745,000		2,981,756
Joseph T Ryerson & Son,
Sr. Scd. Notes		9.00	10/15/17	1,625,000		1,454,375
Murray Energy,
Scd. Notes		11.25	4/15/21	2,530,000	c	1,340,900
						12,579,679
Packaging--4.7%
Albea Beauty Holdings,
Sr. Scd. Notes		8.38	11/1/19	9,092,000	c	9,592,060
Ardagh Finance Holdings,
Sr. Unscd. Notes		8.63	6/15/19	5,548,493	c	5,687,205
Ardagh Packaging Finance,
Gtd. Notes		6.75	1/31/21	7,750,000	b,c	7,808,125
Berry Plastics,
Scd. Notes		5.13	7/15/23	3,015,000		2,849,175
Beverage Packaging Holdings II,
Gtd. Notes		6.00	6/15/17	3,350,000	c	3,291,375
BWAY Holding,
Sr. Unscd. Notes		9.13	8/15/21	9,715,000	c	9,423,550
Horizon Holdings I,
Sr. Unscd. Notes	EUR	7.25	8/1/23	1,670,000	c	1,883,292
Reynolds Group,
Gtd. Notes		9.88	8/15/19	1,941,000		2,012,574
Signode Industrial Group,
Gtd. Notes		6.38	5/1/22	9,825,000	c	9,333,750
						51,881,106
Paper--.8%
Mercer International,
Gtd. Notes		7.75	12/1/22	4,295,000		4,359,425
Sappi Papier Holding,
Sr. Scd. Notes		6.63	4/15/21	3,945,000	c	4,009,106
						8,368,531
Pharmaceuticals--3.0%
Capsugel,
Sr. Unscd. Notes		7.00	5/15/19	6,164,000	c	6,175,557
DPx Holdings,
Sr. Unscd. Notes		7.50	2/1/22	4,890,000	c	4,957,238
Endo Finance,
Gtd. Notes		6.00	7/15/23	3,395,000	c	3,361,050
Jaguar Holding Co II,

Gtd. Notes	6.38	8/1/23	3,725,000	c	3,631,875
JLL/Delta Dutch Pledgeco,
Sr. Unscd. Notes	8.75	5/1/20	2,741,000	c	2,775,263
Valeant Pharmaceuticals
International, Gtd. Notes	5.50	3/1/23	1,200,000	b,c	1,143,000
Valeant Pharmaceuticals
International, Gtd. Notes	5.63	12/1/21	385,000	b,c	366,713
Valeant Pharmaceuticals
International, Gtd. Notes	6.13	4/15/25	1,350,000	c	1,289,250
Valeant Pharmaceuticals
International, Gtd. Notes	6.38	10/15/20	2,700,000	c	2,691,563
Valeant Pharmaceuticals
International, Gtd. Notes	6.75	8/15/18	5,750,000	c	5,861,406
Valeant Pharmaceuticals
International, Gtd. Notes	6.75	8/15/21	1,440,000	c	1,458,000
					33,710,915
Retailers--2.6%
Argos Merger Sub,
Sr. Unscd. Notes	7.13	3/15/23	5,190,000	c	5,261,362
Dollar Tree,
Gtd. Notes	5.75	3/1/23	4,070,000	c	4,242,975
DriveTime Automotive Group,
Sr. Scd. Notes	8.00	6/1/21	4,730,000	b,c	4,280,650
Neiman Marcus Group,
Gtd. Notes	8.00	10/15/21	4,590,000	c	4,750,650
Neiman Marcus Group,
Gtd. Notes	8.75	10/15/21	2,965,000	c	3,068,775
Rite Aid,
Gtd. Notes	6.13	4/1/23	7,095,000	c	7,068,394
					28,672,806
Technology--6.0%
Alcatel-Lucent USA,
Sr. Unscd. Notes	6.45	3/15/29	2,575,000		2,558,906
Alcatel-Lucent USA,
Gtd. Notes	6.75	11/15/20	1,861,000	c	1,965,681
Audatex North America,
Gtd. Notes	6.00	6/15/21	1,920,000	c	1,931,021
Audatex North America,
Gtd. Notes	6.13	11/1/23	2,960,000	c	2,985,900
CDW Finance,
Gtd. Bonds	6.00	8/15/22	4,570,000		4,793,930
CommScope Technologies Finance,
Sr. Scd. Notes	6.00	6/15/25	3,300,000	c	3,174,204
CommScope,
Sr. Scd. Notes	4.38	6/15/20	2,005,000	c	1,994,975
Ensemble S Merger Sub,
Sr. Unscd. Notes	9.00	9/30/23	4,230,000	c	4,108,387
First Data,
Sr. Scd. Notes	6.75	11/1/20	442,000	c	462,995
First Data,
Scd. Notes	8.75	1/15/22	3,000,000	c	3,142,500
First Data,
Gtd. Notes	10.63	6/15/21	1,346,000		1,478,917
First Data,
Gtd. Notes	11.25	1/15/21	1,363,000	d	1,492,485
First Data,
Gtd. Notes	11.75	8/15/21	6,440,000		7,164,500
Infor Software Parent,
Gtd. Notes	7.13	5/1/21	6,245,000	b,c	5,519,019
Infor US,
Gtd. Notes	6.50	5/15/22	3,800,000	c	3,496,000

Micron Technology,
Sr. Unscd. Notes	5.50	2/1/25	2,385,000		2,194,200
Micron Technology,
Gtd. Notes	5.88	2/15/22	2,500,000		2,475,000
Plantronics,
Gtd. Notes	5.50	5/31/23	3,505,000	c	3,522,525
Riverbed Technology,
Gtd. Notes	8.88	3/1/23	5,839,000	c	5,328,088
Sabre Global,
Sr. Scd. Notes	5.38	4/15/23	2,670,000	c	2,643,300
Sophia Holding Finance,
Gtd. Notes	9.63	12/1/18	3,920,000	c	4,013,100
					66,445,633
Transportation Services--1.7%
Navios Maritime Acquisition,
Sr. Scd. Notes	8.13	11/15/21	6,265,000	c	5,818,619
Navios Maritime Holdings Finance,
Sr. Scd. Notes	7.38	1/15/22	3,177,000	c	2,569,399
Navios South American Logistics,
Gtd. Notes	7.25	5/1/22	6,815,000	b,c	6,159,056
XPO Logistics,
Gtd. Notes	6.50	6/15/22	5,740,000	c	4,875,413
					19,422,487
Wireless Communications--5.9%
Altice,
Gtd. Notes	7.63	2/15/25	1,150,000	c	1,018,469
Altice,
Gtd. Notes	7.75	5/15/22	7,925,000	c	7,231,562
Digicel Group,
Sr. Unscd. Notes	7.13	4/1/22	2,200,000	c	1,908,500
Digicel Group,
Sr. Unscd. Notes	8.25	9/30/20	4,845,000	c	4,505,850
Digicel,
Gtd. Notes	6.75	3/1/23	3,150,000	b,c	2,850,750
iHeartCommunications,
Gtd. Notes	14.00	2/1/21	4,183,692	b	1,754,536
Numericable-SFR,
Sr. Scd. Bonds	6.00	5/15/22	4,320,000	c	4,174,200
Numericable-SFR,
Sr. Scd. Bonds	6.25	5/15/24	5,640,000	c	5,442,600
Sprint Communications,
Gtd. Notes	7.00	3/1/20	3,870,000	c	3,879,675
Sprint Communications,
Sr. Unscd. Notes	7.00	8/15/20	5,055,000	b	4,274,609
Sprint Communications,
Gtd. Notes	9.00	11/15/18	4,235,000	c	4,454,373
Sprint Communications,
Sr. Unscd. Notes	11.50	11/15/21	2,525,000		2,506,063
Sprint,
Gtd. Notes	7.25	9/15/21	2,609,000		2,142,641
T-Mobile USA,
Gtd. Bonds	6.50	1/15/24	3,465,000		3,367,547
T-Mobile USA,
Gtd. Bonds	6.63	4/28/21	3,080,000		3,095,400
T-Mobile USA,
Gtd. Bonds	6.73	4/28/22	3,735,000		3,735,000
T-Mobile USA,
Gtd. Bonds	6.84	4/28/23	4,080,000		4,049,400
Wind Acquisition Finance,
Scd. Notes	7.38	4/23/21	5,335,000	c	5,281,650
					65,672,825

Wireline Communications--2.7%
CenturyLink,
Sr. Unscd. Notes, Ser. V		5.63	4/1/20	5,000		4,672
CenturyLink,
Sr. Unscd. Notes, Ser. W		6.75	12/1/23	4,605,000	b	4,046,644
Communications Sales & Leasing,
Sr. Scd. Notes		6.00	4/15/23	1,385,000	c	1,236,112
Communications Sales & Leasing,
Gtd. Notes		8.25	10/15/23	545,000		468,700
Frontier Communications,
Sr. Unscd. Notes		6.25	9/15/21	3,270,000		2,738,625
Frontier Communications,
Sr. Unscd. Notes		7.13	1/15/23	1,005,000		831,034
Frontier Communications,
Sr. Unscd. Notes		7.63	4/15/24	1,865,000		1,566,600
Frontier Communications,
Sr. Unscd. Notes		8.75	4/15/22	3,550,000		3,179,131
Frontier Communications,
Sr. Unscd. Notes		10.50	9/15/22	1,615,000	c	1,578,662
Frontier Communications,
Sr. Unscd. Notes		11.00	9/15/25	1,575,000	c	1,527,750
Interoute Finco,
Sr. Scd. Bonds	EUR	7.38	10/15/20	2,610,000	c	2,875,220
Level 3 Financing,
Gtd. Notes		5.38	5/1/25	3,170,000	c	3,021,390
Sable International Finance,
Gtd. Notes		6.88	8/1/22	3,700,000	c	3,746,250
Windstream,
Gtd. Notes		7.75	10/15/20	1,310,000	b	1,118,413
Windstream,
Gtd. Notes		7.75	10/1/21	2,940,000		2,293,200
						30,232,403
Total Bonds and Notes
(cost $1,117,505,657)						1,036,959,440

Floating Rate Loan Interests--.8%
Construction Machinery--.5%
Neff Rental,
Second Lien Closing Date Loan		7.25	5/21/21	5,540,000	d	5,207,600
Energy--.3%
Templar Energy,
Second Lien Term Loan		8.50	11/25/20	7,500,000	d	3,406,275
Total Common Stocks
(cost $12,324,298)						8,613,875
Preferred Stocks--.6%
Banking
GMAC Capital Trust I,
Ser. 2, 8.13%
(cost $6,472,746)				248,504	[d]	6,344,307

				Principal
Short-Term Investments--.1%				Amount ($)		Value ($)
U.S. Treasury Bills:
0.02%, 10/29/15				250,000		250,004
0.15%, 2/11/16				710,000		709,954
Total Short-Term Investments
(cost $959,596)						959,958

Other Investment--3.8%				Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred

Plus Money Market Fund
(cost $42,837,115)	42,837,115 [e]	42,837,115
Investment of Cash Collateral for
Securities Loaned--6.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $68,470,850)	68,470,850 [e]	68,470,850
Total Investments (cost $1,248,570,262)	104.5%	1,164,185,545
Liabilities, Less Cash and Receivables	(4.5%)	(49,744,995)
Net Assets	100.0%	1,114,440,550

a	Principal amount stated in U.S. Dollars unless otherwise noted.
EUR--Euro
GBP--British Pound
b	Security, or portion thereof, on loan. At September 30, 2015, the value of the fund's securities on loan was
$94,138,087 and the value of the collateral held by the fund was $98,277,437, consisting of cash collateral of
$68,470,850 and U.S. Government and Agency securities valued at $29,806,587.
c	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, these securities were valued at $542,155,245 or 48.6% of net assets.
d	Variable rate security--interest rate subject to periodic change.
e	Investment in affiliated money market mutual fund.

At September 30, 2015, net unrealized depreciation on investments was $84,384,717 of which $5,148,437 related to appreciated investment securities and $89,533,154 related to depreciated investment securities. At September 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
September 30, 2015 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:

British Pound,
Expiring:
10/30/2015 a	1,340,000	2,066,993	2,026,802	40,191
10/30/2015 b	2,055,000	3,169,529	3,108,268	61,261

Euro,
Expiring:
10/30/2015 a	10,305,000	11,503,133	11,520,145	(17,011)
10/30/2015 b	7,535,000	8,415,834	8,423,512	(7,678)
10/30/2015 c	7,760,000	8,669,084	8,675,043	(5,959)
10/30/2015 d	7,825,000	8,745,408	8,747,708	(2,300)

Gross Unrealized Appreciation				101,452)
Gross Unrealized Depreciation				(32,948)

Counterparties:
a	Barclays Bank
b	Goldman Sachs International
c	Commonwealth Bank of Australia
d	Morgan Stanley Capital Services

The following is a summary of the inputs used as of September 30, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	1,036,959,440	-	1,036,959,440
Floating Rate Loan Interests+	-	8,613,875	-	8,613,875
Preferred Stocks+	-	6,344,307	-	6,344,307
Mutual Funds	111,307,965	-	-	111,307,965
U.S. Treasury	-	959,958	-	959,958
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	101,452	-	101,452
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(32,948)	-	(32,948)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 23, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 23, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)